SCHEDULE OF OPTIONS TO EMPLOYEES AND SERVICE PROVIDERS OUTSTANDING (Details) shares in Thousands	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares	Jun. 30, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of outstanding shares	2,034	1,251	3,960	3,346
Number of exercisable shares	1,825		2,703
Exercise price one [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	845
Weighted average remaining contractual life of outstanding share options	1 year 2 months 4 days
Number of exercisable shares	845
Weighted average remaining contractual life of exercisable share options	1 year 2 months 4 days
Exercise price one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.84
Exercise price one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 1.39
Exercise price two [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	335
Weighted average remaining contractual life of outstanding share options	2 years 7 months 2 days
Number of exercisable shares	335
Weighted average remaining contractual life of exercisable share options	2 years 7 months 2 days
Exercise price two [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 1.81
Exercise price two [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 2.51
Exercise price three [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	707
Weighted average remaining contractual life of outstanding share options	4 years 10 months 20 days
Number of exercisable shares	498
Weighted average remaining contractual life of exercisable share options	4 years 10 months 9 days
Exercise price three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 3.57
Exercise price three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 4.0
Exercise price four [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	10
Weighted average remaining contractual life of outstanding share options	1 year 8 months 26 days
Number of exercisable shares	10
Weighted average remaining contractual life of exercisable share options	1 year 8 months 26 days
Exercise price four [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 4.18
Exercise price five [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	137
Weighted average remaining contractual life of outstanding share options	3 years 6 months 3 days
Number of exercisable shares	137
Weighted average remaining contractual life of exercisable share options	3 years 6 months 3 days
Exercise price five [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 4.87